INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Details 1)	12 Months Ended
	Mar. 31, 2016 USD ($) Number		Mar. 31, 2015 USD ($) Number
Dispositions By Series Disclosure [Line Items]
Operating Partnership Interest Transferred | Number	18		15
Sale of Underlying Operating Partnership | Number	2		2
Partnership Proceeds from Disposition (in dollars) | $	$ 1,157,944	[1]	$ 2,120,803
Gain on Disposition (in dollars) | $	$ 1,318,677		$ 2,120,803
Series Seven [Member]
Dispositions By Series Disclosure [Line Items]
Operating Partnership Interest Transferred | Number	0		0
Sale of Underlying Operating Partnership | Number	0		0
Partnership Proceeds from Disposition (in dollars) | $	$ 0	[1]	$ 0
Gain on Disposition (in dollars) | $	$ 0		$ 0
Series Nine [Member]
Dispositions By Series Disclosure [Line Items]
Operating Partnership Interest Transferred | Number	1		0
Sale of Underlying Operating Partnership | Number	0		1
Partnership Proceeds from Disposition (in dollars) | $	$ 1,593	[1]	$ 78,000
Gain on Disposition (in dollars) | $	$ 1,593		$ 78,000
Series Ten [Member]
Dispositions By Series Disclosure [Line Items]
Operating Partnership Interest Transferred | Number	7		2
Sale of Underlying Operating Partnership | Number	0		0
Partnership Proceeds from Disposition (in dollars) | $	$ 72,293	[1]	$ 420,731
Gain on Disposition (in dollars) | $	$ 72,293		$ 420,731
Series Eleven [Member]
Dispositions By Series Disclosure [Line Items]
Operating Partnership Interest Transferred | Number	0		4
Sale of Underlying Operating Partnership | Number	1		1
Partnership Proceeds from Disposition (in dollars) | $	$ 575,209	[1]	$ 548,878
Gain on Disposition (in dollars) | $	$ 575,209		$ 548,878
Series Twelve [Member]
Dispositions By Series Disclosure [Line Items]
Operating Partnership Interest Transferred | Number	0		3
Sale of Underlying Operating Partnership | Number	1		0
Partnership Proceeds from Disposition (in dollars) | $	$ 385,233	[1]	$ 69,513
Gain on Disposition (in dollars) | $	$ 385,233		$ 69,513
Series Fourteen [Member]
Dispositions By Series Disclosure [Line Items]
Operating Partnership Interest Transferred | Number	10		6
Sale of Underlying Operating Partnership | Number	0		0
Partnership Proceeds from Disposition (in dollars) | $	$ 123,616	[1]	$ 1,003,681
Gain on Disposition (in dollars) | $	$ 284,349		$ 1,003,681

[1]	Partnership proceeds from disposition do not include $160,733, which was due to write-offs of capital contributions payable as of March 31, 2016, for Series 14